Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	May 08, 2023	May 05, 2021	Feb. 28, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 02, 2024	Dec. 31, 2020
Owed by related party				$ 60,000,000
Debt and interest due date							March 2023
Net loss				$ (31,964,469)	$ (1,712,176)	$ (16,371,134)	$ 487,493
Payments for advances of related party			$ 1,100,000
Promissory note and interest paid							84,844
Exercise price of warrants				$ 10.148					$ 3.69717
Advance from related party							1,095,000
Advance to related party						$ 1,100,000	$ 1,100,000
Victor Huang and Derek Xu
Warrants shares issued	1,344,951
Proceeds from warrants shares	$ 3,000,000
Exercise price of warrants	$ 1.77
Fair market stock price	$ 1.89
Volatility rate	39.40%
Interest rate	3.41%
Intrinsic value of warrants	$ 2,136,115
Officers And Director [Member]
Bearing interest rate						5.00%	5.00%
Owed by related party			$ 110,000,000				$ 110,000,000
Assets sales		$ 75,000,000
Interest rate on notes		4.00%
Debt and interest due period							24 years
Borrowings amount										$ 3,000,000
Promissory note and interest paid							$ 794,917
Founder Vehicle [Member]
Bearing interest rate						4.00%		4.00%
Assets sales						$ 8,000,000
Net loss								$ 31,721
Notes receivable-related parties								83,000,000
Accrued interest amount								$ 2,458,500
Mr Huang and Mr Xu [Member]
Advance from related party				$ 1,750,000		1,750,000
Advance received from related party				1,000,000		1,350,000
Payments for advances of related party				$ 1,000,000		$ 200,000